12. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum operating lease payments
2016	$161,436
2017	183,163
2018	191,493
2019	199,881
2020	208,907
Thereafter	17,472
Total minimum lease obligations	$962,352